Shareholders' Equity (Details 2) - $ / shares		9 Months Ended	12 Months Ended
		Sep. 30, 2019	Dec. 31, 2018
Number of shares underlying outstanding RSUs
Beginning of the period		26,093
Granted		87,436
Vested		(27,618)
Forfeited		(10,875)
End of the period		75,036	26,093
Weighted average grant date fair value
Beginning of the period		$ 48.78
Granted		4.69
Vested		7.27
Forfeited		18.42
End of the period		$ 42.60	$ 48.78
Restricted Stock Units (RSUs) [Member]
Number of shares underlying outstanding RSUs
Beginning of the period		26,093
Granted			20,415
Vested	[1]		(13,713)
Forfeited			(3,372)
End of the period			26,093
Weighted average grant date fair value
Beginning of the period		$ 1.80	$ 3.13
Granted			1.09
Vested	[1]		2.74
Forfeited			2.59
End of the period			$ 1.80

[1]	During the fiscal year ended December 31, 2018, the aggregate number of ordinary shares that were issued pursuant to RSUs that became vested on a net basis was 13,615 ordinary shares.